Dreyfus U.S. Equity Fund (Prospectus Summary) | Dreyfus U.S. Equity Fund
Fund Summary
Investment Objective
The fund seeks long-term total return.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus Family of Funds. More information about these and other discounts is available from your financial professional and in the Shareholder
Guide section on page 9 of the Prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.
Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Dreyfus U.S. Equity Fund	Class A	Class C	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Dreyfus U.S. Equity Fund		Class A	Class C	Class I
Management fees		0.75%	0.75%	0.75%
Distribution (Rule 12b-1) fees		none	0.75%	none
Other expenses (including shareholder services fees)		0.40%	0.44%	0.07%
Total annual fund operating expenses	[1]	1.15%	1.94%	0.82%
[1]	The Dreyfus Corporation has contractually agreed, until at least April 1, 2013, to waive receipt of its fees and/or assume the expenses of the fund so that the expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees and extraordinary expenses) exceed 1.15%. On or after April 1, 2013, The Dreyfus Corporation may terminate the expense limitation at any time.

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Dreyfus U.S. Equity Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	685	919	1,172	1,892
Class C	297	609	1,047	2,264
Class I	84	262	455	1,014

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Dreyfus U.S. Equity Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	685	919	1,172	1,892
Class C	197	609	1,047	2,264
Class I	84	262	455	1,014

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was
10.61% of the average value of its portfolio.
Principal Investment Strategy
To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies located in the United States. The fund may invest in the securities of companies of any market capitalization. The fund's sub-investment adviser, Walter Scott &
Partners Limited (Walter Scott), seeks investment opportunities in companies with fundamental strengths that indicate the potential for sustainable growth.
Walter Scott focuses on individual stock selection, building the fund's portfolio from the bottom up through extensive fundamental research. The investment process begins with the screening of reported company financials.
Companies that meet certain broad absolute and trend criteria are candidates for more detailed financial analysis. The fund's Investment Team collectively reviews and selects those stocks that meet Walter Scott's criteria and where the expected growth rate is combined with a reasonable valuation for the underlying equity. Market capitalization and sector allocations are results of, not part of, the investment process because the Investment Team's sole focus is on the analysis of and investment in individual companies.
Principal Risks
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

o Small and midsize company risk. Small and midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund's ability to sell these securities.

o Growth stock risk. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks may lack the dividend yield that may cushion stock prices in market downturns.

o Market sector risk. The fund may significantly overweight or underweight certain companies, industries or market sectors, which may cause the fund's performance to be more or less sensitive to developments affecting those companies, industries or sectors.

o Liquidity risk. When there is little or no active trading market for a security, the fund may not be able to sell the security in a timely manner at its perceived value, which could cause the fund's share price to fall.
Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance
(before and after taxes) is no guarantee of future results. More recent performance information may be available at www.dreyfus.com.
The bar chart shows changes in the performance of the fund's Class A shares from year to year. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown.
Year-by-Year Total Returns as of 12/31 each year (%) -- Class A

Best Quarter Q3, 2009: 13.99% Worst Quarter Q3, 2011: -13.20%
After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Average Annual Total Returns (as of 12/31/11)
Average Annual Total Returns Dreyfus U.S. Equity Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Class A returns before taxes	(0.70%)	2.10%	May 30, 2008
Class A After Taxes on Distributions	Class A returns after taxes on distributions	(0.70%)	2.06%	May 30, 2008
Class A After Taxes on Distributions and Sales	Class A returns after taxes on distributions and sale of fund shares	(0.46%)	1.79%	May 30, 2008
Class C	Class C returns before taxes	3.46%	2.99%	May 30, 2008
Class I	Class I returns before taxes	5.71%	4.11%	May 30, 2008
MSCI USA Index	MSCI USA Index reflects no deduction for fees, expenses or taxes	1.36%	(1.40%)	May 30, 2008